Consolidated Statements of Comprehensive (Loss) Income (Parenthetical)		6 Months Ended
		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Total net revenues		¥ 5,109,192,000	$ 723,159,000	¥ 3,641,939,000
Cost of revenues	[1]	4,059,364,000	574,566,000	3,032,898,000
Research and development expenses	[1]	335,914,000	47,546,000	195,455,000
Sales and marketing expenses	[1]	221,056,000	31,288,000	197,756,000
General and administrative expenses	[1]	230,212,000	32,584,000	160,139,000
Share-based compensation		218,057,000		116,435,000
Related Parties [Member]
Total net revenues		13,404,000		4,543,000
Cost of revenues		303,392,000		187,992,000
Research and development expenses		1,535,000		3,879,000
Sales and marketing expenses		10,597,000		2,571,000
General and administrative expenses		244,000		760,000
Douyu [Member]
Total net revenues		4,786,187,829	677,440,918	3,361,852,523
Cost of revenues		3,777,450,881	534,663,470	2,857,674,443
Research and development expenses		187,808,706	26,582,597	163,824,620
Sales and marketing expenses		249,414,316	35,302,305	291,327,691
General and administrative expenses		164,049,881	23,219,754	136,802,384
Related-party revenues		7,634,603		95,981,036
Cost of Revenues [Member]
Share-based compensation		30,587,000	4,329,000	8,290,000
Research and Development Expenses [Member]
Share-based compensation		71,518,000	10,123,000	25,755,000
Sales and Marketing Expenses [Member]
Share-based compensation		5,118,000	724,000	1,811,000
General and Administrative Expenses [Member]
Share-based compensation		¥ 110,834,000	$ 15,688,000	¥ 80,579,000

[1]	Share-based compensation was allocated to cost of revenues and operating expenses as follows: For the six months ended June 30,2019 2020 2020 RMB RMB US$ Cost of revenues 8,290 30,587 4,329 Research and development expenses 25,755 71,518 10,123 Sales and marketing expenses 1,811 5,118 724 General and administrative expenses 80,579 110,834 15,688